Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	9,127	—	9,127	—
Embedded foreign currency derivatives	5,464	—	5,464	—
Foreign exchange forward contract instruments	2,493	—	2,493	—

Liabilities:
Embedded derivatives underlying convertible notes	(66,174)	—	—	(66,174)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Capped call options	—	—	—	—

Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

Summary of changes in fair value of assets and liabilities using significant unobservable inputs (Level 3 valuation)

Balance at December 31, 2009	(136,632)
Unrealized gains included in Change in fair value of derivatives	70,458

Balance at December 31, 2010	(66,174)

Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Schedule of information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a non-recurring basis in periods subsequent to their initial recognition

As of December 31, 2010

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	0	—	—	0	(47,286)

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

Schedule of changes in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2009	December 31, 2010	December 31, 2011
Embedded derivatives underlying convertible notes (see Note 16)	(55,106)	70,458	66,142
Capped call options (see Note 16)	(453)	5,094	(9,127)
Embedded foreign currency derivatives	6,488	(1,024)	(5,464)
Foreign exchange forward contracts not designated as hedging instruments	—	—	33,323
	(49,071)	74,528	84,874